S000001147 [Member] Average Annual Total Returns		12 Months Ended	58 Months Ended	60 Months Ended	120 Months Ended	161 Months Ended	180 Months Ended	297 Months Ended	333 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)	1.35%	4.18%
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		1.05%		(0.31%)	1.35%			4.65%
Performance Inception Date								Mar. 31, 2000
CLASS M
Prospectus [Line Items]
Average Annual Return, Percent		0.72%		(0.54%)	1.11%				4.86%
Performance Inception Date									Mar. 31, 1997
CLASS M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.05%)		(1.97%)	(0.17%)				2.85%
Performance Inception Date									Mar. 31, 1997
CLASS M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.43%		(0.95%)	0.34%				2.97%
Performance Inception Date	[1]								Mar. 31, 1997
Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		0.71%		(0.64%)	1.01%		2.76%
Performance Inception Date							Dec. 18, 2009
Plan Class
Prospectus [Line Items]
Average Annual Return, Percent		1.12%		(0.24%)	1.42%	2.45%
Performance Inception Date						Jul. 31, 2011
Class I-2
Prospectus [Line Items]
Average Annual Return, Percent		0.98%	(1.44%)
Performance Inception Date			Mar. 06, 2020

[1]
The “After Taxes on Distributions and Sale of Shares” return is higher than the “After Taxes on Distributions” return because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.